Satellites and equipment	12 Months Ended
Dec. 31, 2012
Satellites and equipment
Satellites and equipment

7.                            Satellites and equipment

As of December 31, satellites and equipment consist of:

	2012	2011

Satellites in-orbit	$196,425	$196,425
Satellite equipment, teleport and antennas	8,061	6,619
Furniture and fixtures	4,107	4,388
Leasehold improvements	922	115
	209,515	207,547
Accumulated depreciation and amortization	(53,418)	(21,145)
	156,097	186,402
Construction in-progress for Satmex 8	358,289	253,149
Construction in-progress for Satmex 7	32,750	2,600	(1)
F4 satellite project advance payment	3,764	—
Other construction in-progress	1,662	864

	$552,562	$443,015

(1)                       On June 20, 2008, SS/L and Satmex entered into an Authorization to Proceed (“ATP-S7”) for the construction of Satmex 7 and Satmex paid a non-reimbursable advance payment for $2,600. The ATP-S7 expired on December 31, 2012. Additionally, the Company changed providers with respect to the construction of the related satellite (see Note 1), for which reason, the advanced payment was written-off and included as operating expenses in 2012.

For the year ended December 31, 2012 and for the periods from May 26, 2011 to December 31, 2011 (Successor Registrant), from January 1, 2011 to May 25, 2011 and for the year ended December 31, 2010 (Predecessor Registrant), the depreciation and amortization expense related to satellites and equipment was $32,273, $21,145, $15,188, and $36,229, respectively.

For the year ended December 31, 2012, and for the periods from May 26, 2011 to December 31, 2011 (Successor Registrant), from January 1, 2011 to May 25, 2011 (Predecessor Registrant) and for the year ended December 31, 2010, interest costs of $33,830, $11,715, $3,801 and $2,582, respectively, were capitalized.